UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Templeton Global Bond Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 30, 2016.
Country	Percentage of Fund Investments
Mexico	19.89%
South Korea	16.57
United States	15.89
Brazil	13.56
Indonesia	7.75
Ukraine	5.58
Philippines	5.32
Malaysia	5.30
Portugal	3.16
Columbia	2.37
Poland	1.72
Serbia	1.70
Peru	0.97
Lithuania	0.22
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$ 992.20	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.77
Initial Class
Actual	$1,000.00	$ 990.20	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.52
* Expenses are equal to the Fund's annualized expense ratio of 0.95% for the Institutional Class and 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional
620 (b)	BRL, 0.00%, 07/01/2016	$ 192,906
3,280 (b)	BRL, 0.00%, 01/01/2017	955,966
1,870 (b)	BRL, 0.00%, 01/01/2018	485,537
14,710 (b)	BRL, 0.00%, 01/01/2019	3,423,236
22,700 (b)	BRL, 0.00%, 07/01/2019	4,997,491
	Brazil Notas do Tesouro Nacional Series B, Index Linked(c)
898 (b)	BRL, 6.00%, 08/15/2016	818,644
4,600 (b)	BRL, 6.00%, 08/15/2018	4,172,538
660 (b)	BRL, 6.00%, 05/15/2019	598,046
90 (b)	BRL, 6.00%, 08/15/2020	81,263
1,300 (b)	BRL, 6.00%, 08/15/2022	1,167,065
1,755 (b)	BRL, 6.00%, 05/15/2023	1,579,066
250 (b)	BRL, 6.00%, 08/15/2024	226,197
1,000 (b)	BRL, 6.00%, 05/15/2045	905,603
	Brazil Notas do Tesouro Nacional Series F
14,575 (b)	BRL, 10.00%, 01/01/2017	4,235,231
2,120 (b)	BRL, 10.00%, 01/01/2019	599,030
24,870 (b)	BRL, 10.00%, 01/01/2021	6,841,570
24,970 (b)	BRL, 10.00%, 01/01/2023	6,733,988
10,910 (b)	BRL, 10.00%, 01/01/2025	2,885,297
7,590 (b)	BRL, 10.00%, 01/01/2027	1,985,819
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	93,121
41,000,000	COP, 4.38%, 03/21/2023	11,972
64,000,000	COP, 9.85%, 06/28/2027	26,220
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	213,930
327,000,000	COP, 5.00%, 11/21/2018	107,729
454,000,000	COP, 7.00%, 09/11/2019	156,307
1,035,000,000	COP, 11.00%, 07/24/2020	405,496
889,000,000	COP, 7.00%, 05/04/2022	302,705
1,993,000,000	COP, 10.00%, 07/24/2024	791,577
5,302,000,000	COP, 7.50%, 08/26/2026	1,798,255
2,869,000,000	COP, 6.00%, 04/28/2028	857,299
7,973,000,000	COP, 7.75%, 09/18/2030	2,746,802
	Indonesia Treasury Bond
49,790,000,000	IDR, 7.88%, 04/15/2019	3,823,048
10,000,000,000	IDR, 11.50%, 09/15/2019	848,451
26,549,000,000	IDR, 11.00%, 11/15/2020	2,274,253
515,000,000	IDR, 12.80%, 06/15/2021	47,588
8,357,000,000	IDR, 8.25%, 07/15/2021	658,381
2,198,000,000	IDR, 7.00%, 05/15/2022	161,269
3,887,000,000	IDR, 12.90%, 06/15/2022	368,668
257,000,000	IDR, 10.25%, 07/15/2022	21,942
2,419,000,000	IDR, 5.63%, 05/15/2023	162,450
52,449,000,000	IDR, 8.38%, 03/15/2024	4,186,001
124,301,000,000	IDR, 8.38%, 09/15/2026	9,979,673
2,400,000,000	IDR, 12.00%, 09/15/2026	233,771
423,000,000	IDR, 7.00%, 05/15/2027	29,936
212,000,000	IDR, 10.00%, 02/15/2028	18,764
635,000,000	IDR, 6.13%, 05/15/2028	41,461
1,705,000,000	IDR, 9.00%, 03/15/2029	142,852
18,670,000,000	IDR, 8.38%, 03/15/2034	1,497,841
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	$ 2,584,202
	Korea Monetary Stabilization Bond
3,499,600,000	KRW, 2.46%, 08/02/2016	3,041,447
2,475,900,000	KRW, 2.22%, 10/02/2016	2,154,680
4,242,600,000	KRW, 1.61%, 11/09/2016	3,687,861
1,443,900,000	KRW, 2.07%, 12/02/2016	1,257,858
237,300,000	KRW, 1.96%, 02/02/2017	206,881
1,341,300,000	KRW, 1.70%, 08/02/2017	1,169,980
8,766,100,000	KRW, 1.56%, 10/02/2017	7,638,782
160,700,000	KRW, 1.49%, 02/02/2018	140,019
	Korea Treasury Bond
4,346,140,000	KRW, 3.00%, 12/10/2016	3,801,932
6,954,500,000	KRW, 2.00%, 12/10/2017	6,101,572
1,432,000,000	KRW, 1.75%, 12/10/2018	1,258,098
4,203,000,000	KRW, 1.50%, 06/10/2019	3,674,814
192,000,000	KRW, 2.75%, 09/10/2019	174,351
15,490,700,000	KRW, 2.00%, 03/10/2021	13,877,406
253,900,000	KRW, 1.38%, 09/10/2021	220,576
580,000	Lithuania Government International Bond 7.38%, 02/11/2020	684,400
	Malaysia Government Bond
10,230,000	MYR, 3.81%, 02/15/2017	2,554,615
24,650,000	MYR, 3.39%, 03/15/2017	6,147,520
2,460,000	MYR, 4.01%, 09/15/2017	618,421
4,040,000	MYR, 3.31%, 10/31/2017	1,009,694
	Mexican Bonos
1,795,680 (d)	MXP, 7.25%, 12/15/2016	9,947,446
2,839,000 (d)	MXP, 5.00%, 06/15/2017	15,613,890
636,000 (d)	MXP, 7.75%, 12/14/2017	3,643,987
616,000 (d)	MXP, 4.75%, 06/14/2018	3,362,975
	Mexican Udibonos, Index Linked(c)
10,480 (e)	MXP, 3.50%, 12/14/2017	319,441
7,210 (e)	MXP, 4.00%, 06/13/2019	226,217
5,670 (e)	MXP, 2.50%, 12/10/2020	169,982
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,067,389
	Philippines Government Bond
1,710,000	PHP, 9.13%, 09/04/2016	36,822
10,560,000	PHP, 2.88%, 05/22/2017	225,800
3,660,000	PHP, 5.88%, 01/31/2018	81,784
74,209,000	PHP, 2.13%, 05/23/2018	1,568,206
37,900,000	PHP, 5.00%, 08/18/2018	847,503
416,500,000	PHP, 3.88%, 11/22/2019	9,163,089
	Poland Government Bond
12,700,000	PLN, 4.75%, 10/25/2016	3,250,023
4,072,000	PLN, 1.75%, 01/25/2017(f)	1,033,199
440,000	PLN, 4.75%, 04/25/2017	114,331
4,130,000	PLN, 1.75%, 01/25/2021(f)	1,031,689
3,070,000	Portugal Government International Bond(g) 5.13%, 10/15/2024	3,069,110
	Portugal Obrigacoes do Tesouro OT(g)
30,400	EUR, 4.95%, 10/25/2023	38,851
5,880,000	EUR, 3.88%, 02/15/2030	6,769,550
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
76,100	Portuguese Republic Bond EUR, 5.65%, 02/15/2024	$ 100,359
	Republic of Serbia(g)
410,000	5.25%, 11/21/2017	423,855
610,000	4.88%, 02/25/2020	629,008
3,780,000	7.25%, 09/28/2021	4,327,079
	Ukraine Government International Bond(g)
80,000	7.75%, 09/01/2019	78,816
2,278,000	7.75%, 09/01/2020	2,227,201
2,144,000	7.75%, 09/01/2021	2,085,469
2,144,000	7.75%, 09/01/2022	2,072,712
2,144,000	7.75%, 09/01/2023	2,064,029
2,144,000	7.75%, 09/01/2024	2,052,344
2,144,000	7.75%, 09/01/2025	2,042,589
1,920,000	7.75%, 09/01/2026	1,819,584
1,920,000	7.75%, 09/01/2027	1,814,784
4,316,000	4.77%, 05/31/2040(f)	1,398,168
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 60.64% (Cost $229,317,487)		$223,614,645
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 12.20%
	Bank Negara Malaysia Monetary Notes
5,740,000	MYR, 2.56%, 09/22/2016	1,415,464
2,370,000	MYR, 2.58%, 10/06/2016	583,821
9,250,000	MYR, 2.59%, 10/11/2016	2,277,774
7,120,000	MYR, 2.60%, 10/18/2016	1,752,357
	Korea Monetary Stabilization Bond
602,500,000	KRW, 1.52%, 09/09/2016	523,316
541,800,000	KRW, 1.53%, 10/08/2016	470,694
208,600,000	KRW, 1.57%, 01/09/2017	181,389
	Korea Treasury Bond
686,400,000	KRW, 1.57%, 07/09/2016	595,954
2,571,100,000	KRW, 1.56%, 08/09/2016	2,232,830
1,660,000	Malaysia Treasury Bills MYR, 2.67%, 01/20/2017	405,701
	Mexico Cetes
7,776,320 (d)	MXP, 3.81%, 07/07/2016	4,250,306
5,287,090 (d)	MXP, 3.88%, 07/21/2016	2,885,429
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,664,030 (d)	MXP, 3.90%, 08/04/2016	$ 1,451,708
15,503,370 (d)	MXP, 3.90%, 08/18/2016	8,435,693
1,466,580 (d)	MXP, 4.09%, 08/25/2016	797,175
2,585,330 (d)	MXP, 3.90%, 09/01/2016	1,404,637
950,040 (d)	MXP, 4.19%, 09/29/2016	514,275
4,370,520 (d)	MXP, 4.22%, 10/13/2016	2,361,879
1,691,910 (d)	MXP, 4.25%, 10/27/2016	912,764
248,230 (d)	MXP, 4.29%, 11/10/2016	133,683
4,515,160 (d)	MXP, 4.35%, 12/08/2016	2,423,177
2,582,510 (d)	MXP, 4.39%, 02/02/2017	1,376,743
1,903,230 (d)	MXP, 4.38%, 03/02/2017	1,011,132
1,963,650 (d)	MXP, 4.38%, 03/30/2017	1,039,773
1,208,080 (d)	MXP, 4.49%, 05/25/2017	634,814
	Philippines Treasury Bills
100,000	PHP, 0.53%, 07/06/2016	2,125
42,890,000	PHP, 1.48%, 07/20/2016	910,884
3,700,000	PHP, 1.44%, 08/03/2016	78,540
7,470,000	PHP, 1.50%, 08/24/2016	158,420
2,660,000	PHP, 1.59%, 09/07/2016	56,370
4,720,000	PHP, 1.44%, 09/14/2016	100,028
46,400,000	PHP, 1.40%, 11/02/2016	981,582
6,470,000	PHP, 1.45%, 12/07/2016	136,657
46,470,000	PHP, 1.35%, 01/18/2017	980,465
10,030,000	PHP, 1.60%, 02/22/2017	211,012
9,440,000	PHP, 1.54%, 03/15/2017	198,477
50,130,000	PHP, 1.54%, 05/03/2017	1,051,827
1,860,000	PHP, 1.77%, 06/07/2017	38,889
		44,977,764
U.S. Government Agency Bonds and Notes — 12.93%
47,685,000	Federal Home Loan Bank 0.08%, 07/01/2016	47,685,000
SHORT TERM INVESTMENTS — 25.13% (Cost $93,555,188)		$ 92,662,764
TOTAL INVESTMENTS — 85.77% (Cost $322,872,675)		$316,277,409
OTHER ASSETS & LIABILITIES, NET — 14.23%		$ 52,475,342
TOTAL NET ASSETS — 100.00%		$368,752,751
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Principal amount is stated in 1,000 Brazilian Real Units.
(c)	Principal amount of the security is adjusted for inflation.
(d)	Principal amount is stated in 100 Mexican Peso Units.
(e)	Principal amount is stated in 100 Unidad de Inversion Units.
(f)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(g)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $34,122,660 and $32,913,149, respectively, representing 8.93% of net assets.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
At June 30, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	3,425,154	EUR	3,030,136	July 2016	$58,838
BA	USD	3,227,510	EUR	2,825,056	August 2016	87,687
BA	USD	5,698,374	EUR	5,288,858	November 2016	(204,647)
BA	USD	267,638	EUR	240,017	February 2017	(1,253)
BA	USD	853,566	JPY	93,241,000	November 2016	(54,745)
BA	USD	655,457	JPY	70,490,000	April 2017	(35,277)
BA	USD	3,716,953	JPY	400,095,325	May 2017	(208,750)
BB	CLP	309,000,000	USD	453,245	July 2016	11,866
BB	USD	12,712,760	EUR	11,427,117	July 2016	20,403
BB	USD	1,880,160	EUR	1,693,590	August 2016	(2,675)
BB	USD	3,235,943	EUR	2,827,881	October 2016	84,354
BB	USD	3,204,821	EUR	2,806,000	February 2017	63,122
BB	USD	4,273,730	JPY	489,970,000	July 2016	(473,726)
BB	USD	1,845,923	JPY	212,313,000	August 2016	(214,180)
BB	USD	2,961,971	JPY	340,613,110	September 2016	(345,824)
BB	USD	1,629,172	JPY	193,530,000	October 2016	(252,712)
BB	USD	2,097,635	JPY	240,510,000	February 2017	(252,717)
CIT	CLP	57,199,000	USD	82,259	August 2016	3,495
CIT	INR	4,940,000	USD	73,180	September 2016	(986)
CIT	MXP	129,826,950	USD	6,720,343	June 2017	115,491
CIT	MYR	18,576,000	USD	4,443,488	December 2016	194,496
CIT	USD	2,555,188	AUD	3,547,000	September 2016	(82,535)
CIT	USD	4,182,165	AUD	5,677,800	December 2016	(26,489)
CIT	USD	2,221,746	EUR	2,023,167	July 2016	(25,911)
CIT	USD	1,279,623	EUR	1,147,049	August 2016	4,892
CIT	USD	1,991,923	EUR	1,748,934	September 2016	45,877
CIT	USD	3,127,347	EUR	2,893,391	November 2016	(100,624)
CIT	USD	475,101	EUR	430,647	January 2017	(6,675)
CIT	USD	200,650	EUR	177,000	February 2017	2,504
CIT	USD	1,053,025	JPY	129,520,000	July 2016	(202,308)
CIT	USD	790,574	JPY	97,662,000	August 2016	(156,491)
CIT	USD	1,275,158	JPY	141,415,000	September 2016	(98,585)
CIT	USD	3,186,283	JPY	376,740,958	November 2016	(482,079)
CIT	USD	2,283,015	JPY	242,350,000	December 2016	(79,245)
CIT	USD	122,203	JPY	14,230,000	January 2017	(16,711)
CIT	USD	2,225,912	JPY	249,286,000	February 2017	(210,511)
CIT	USD	115,602	JPY	12,300,000	April 2017	(4,902)
CIT	USD	1,242,766	JPY	133,314,600	May 2017	(65,216)
CIT	USD	3,057,868	JPY	317,844,000	June 2017	(64,171)
CIT	USD	1,150,450	KRW	1,394,000,000	September 2016	(57,619)
CIT	USD	2,635,891	KRW	3,083,000,000	November 2016	(35,427)
CIT	USD	890,061	KRW	1,046,000,000	December 2016	(16,211)
DB	CLP	1,052,087,000	USD	1,548,054	July 2016	35,167
DB	CLP	784,370,500	USD	1,158,461	August 2016	19,063
DB	CLP	1,048,378,000	USD	1,514,733	September 2016	55,382
DB	CLP	110,803,500	USD	165,712	October 2016	(262)
DB	INR	94,486,000	USD	1,401,875	July 2016	(9,045)
DB	INR	48,853,500	USD	723,789	August 2016	(5,962)
DB	INR	18,408,000	USD	272,630	September 2016	(3,613)
DB	USD	16,671,263	EUR	15,046,922	July 2016	(42,358)
DB	USD	10,484,487	EUR	9,353,623	August 2016	82,244
DB	USD	1,640,561	EUR	1,473,400	September 2016	1,190
DB	USD	3,320,970	EUR	2,929,310	October 2016	58,017
DB	USD	4,044,517	EUR	3,675,056	November 2016	(54,865)
DB	USD	1,775,688	EUR	1,614,000	January 2017	(30,031)
DB	USD	3,043,317	EUR	2,702,000	February 2017	18,388
DB	USD	1,207,834	JPY	142,613,441	July 2016	(174,096)
DB	USD	1,337,923	JPY	159,757,000	August 2016	(211,929)
DB	USD	512,923	JPY	56,915,000	September 2016	(40,038)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	1,113,076	JPY	132,200,000	October 2016	$(172,252)
DB	USD	575,961	JPY	69,943,000	November 2016	(105,103)
DB	USD	522,694	JPY	55,300,000	December 2016	(16,355)
DB	USD	639,896	JPY	73,860,000	January 2017	(81,307)
DB	USD	222,615	JPY	25,220,000	February 2017	(23,891)
DB	USD	195,780	JPY	21,785,000	March 2017	(17,267)
DB	USD	5,183,931	JPY	537,430,000	June 2017	(96,249)
DB	USD	1,904,098	KRW	2,240,000,000	November 2016	(36,758)
DB	USD	1,908,520	KRW	2,244,000,000	December 2016	(35,701)
GS	USD	1,157,863	EUR	1,032,000	July 2016	11,819
GS	USD	679,599	EUR	596,816	August 2016	16,172
GS	USD	399,450	EUR	364,000	January 2017	(7,830)
GS	USD	861,778	EUR	756,000	February 2017	15,252
GS	USD	671,113	JPY	72,750,000	November 2016	(37,165)
GS	USD	1,170,816	JPY	137,159,000	January 2017	(168,289)
GS	USD	1,505,456	JPY	168,946,270	February 2017	(145,863)
GS	USD	2,921,997	KRW	3,495,000,000	September 2016	(107,182)
HSB	INR	800,667,000	USD	11,866,371	July 2016	(32,897)
HSB	INR	107,921,500	USD	1,598,971	August 2016	(13,904)
HSB	MYR	90,568,000	USD	21,876,329	September 2016	804,480
HSB	MYR	14,200,000	USD	3,617,834	October 2016	(67,716)
HSB	USD	4,167,205	EUR	3,722,770	July 2016	34,441
HSB	USD	787,081	EUR	713,000	August 2016	(5,240)
HSB	USD	473,274	EUR	415,482	September 2016	10,967
HSB	USD	951,518	EUR	839,000	October 2016	16,691
HSB	USD	911,444	EUR	810,000	February 2017	4,638
HSB	USD	407,680	JPY	47,880,000	July 2016	(56,286)
HSB	USD	1,129,792	JPY	139,213,000	August 2016	(220,742)
HSB	USD	915,968	JPY	103,138,000	September 2016	(84,960)
HSB	USD	2,228,300	JPY	264,800,000	October 2016	(346,027)
HSB	USD	477,684	JPY	55,989,000	November 2016	(67,495)
HSB	USD	5,932,789	JPY	628,450,000	December 2016	(193,179)
HSB	USD	829,369	JPY	97,119,132	January 2017	(119,263)
HSB	USD	2,027,748	JPY	226,231,000	February 2017	(184,059)
HSB	USD	414,960	JPY	46,600,000	March 2017	(40,860)
HSB	USD	1,240,870	JPY	133,579,700	May 2017	(69,767)
HSB	USD	8,277,845	KRW	9,854,000,000	September 2016	(261,471)
HSB	USD	6,427,430	KRW	7,442,000,000	October 2016	(21,165)
HSB	USD	18,311,221	KRW	21,353,000,000	November 2016	(190,568)
HSB	USD	2,817,722	KRW	3,339,000,000	December 2016	(75,317)
HSB	USD	4,122,072	KRW	4,704,000,000	April 2017	46,768
JPM	CLP	30,410,000	USD	45,285	July 2016	457
JPM	CLP	232,930,000	USD	329,906	August 2016	19,547
JPM	CLP	240,081,000	USD	350,405	September 2016	9,106
JPM	IDR	23,720,000,000	AUD	2,384,399	November 2016	(52,148)
JPM	IDR	19,419,555,300	USD	1,393,081	March 2017	18,034
JPM	IDR	55,542,800,000	USD	3,986,421	April 2017	17,278
JPM	IDR	47,000,000,000	USD	3,340,441	May 2017	42,133
JPM	INR	36,046,000	USD	529,457	August 2016	(664)
JPM	INR	13,318,000	USD	193,857	September 2016	1,017
JPM	INR	45,583,000	USD	676,010	July 2016	(4,131)
JPM	MYR	29,123,000	USD	7,199,753	March 2017	37,860
JPM	PHP	12,070,000	USD	258,624	September 2016	(3,515)
JPM	PHP	1,750,000	USD	36,761	March 2017	(34)
JPM	PHP	24,480,000	USD	520,077	June 2017	(7,863)
JPM	USD	2,970,215	AUD	4,061,000	November 2016	(43,124)
JPM	USD	7,741,509	AUD	10,672,000	December 2016	(169,887)
JPM	USD	11,456,056	AUD	15,612,000	March 2017	(81,965)
JPM	USD	9,207,775	EUR	8,182,563	July 2016	121,497
JPM	USD	4,767,346	EUR	4,239,439	August 2016	53,858
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	3,385,211	EUR	2,988,000	September 2016	$60,845
JPM	USD	2,416,381	EUR	2,112,000	October 2016	63,158
JPM	USD	874,413	EUR	809,106	November 2016	(28,255)
JPM	USD	405,107	EUR	364,000	December 2016	(1,486)
JPM	USD	1,254,803	EUR	1,133,000	January 2017	(12,515)
JPM	USD	4,082,801	JPY	491,125,000	July 2016	(675,947)
JPM	USD	4,004,652	JPY	469,546,000	August 2016	(550,597)
JPM	USD	2,778,199	JPY	320,245,000	October 2016	(334,837)
JPM	USD	305,921	JPY	37,286,000	November 2016	(57,087)
JPM	USD	1,459,174	JPY	154,590,000	December 2016	(47,726)
JPM	USD	2,192,238	JPY	256,670,000	January 2017	(313,329)
JPM	USD	4,465,174	JPY	514,373,000	February 2017	(561,154)
JPM	USD	1,009,819	JPY	112,634,000	March 2017	(91,938)
JPM	USD	11,346,379	JPY	1,221,530,600	April 2017	(626,150)
JPM	USD	583,292	JPY	62,827,000	May 2017	(33,221)
JPM	USD	625,099	JPY	65,200,000	June 2017	(15,363)
MS	CLP	1,104,172,500	USD	1,625,147	July 2016	38,724
MS	CLP	879,742,500	USD	1,274,479	August 2016	46,467
MS	CLP	190,555,000	USD	271,775	September 2016	13,742
MS	USD	1,319,754	EUR	1,156,000	August 2016	34,663
MS	USD	545,999	EUR	479,000	September 2016	13,016
MS	USD	1,044,484	EUR	968,000	November 2016	(35,924)
MS	USD	34,413	EUR	31,000	December 2016	(213)
MS	USD	343,157	JPY	38,040,000	September 2016	(26,373)
MS	USD	234,790	JPY	28,500,000	November 2016	(42,703)
SAH	USD	2,504,725	EUR	2,182,692	August 2016	77,416
SAH	USD	627,826	EUR	551,000	February 2017	10,829
SAH	USD	513,630	JPY	59,860,000	July 2016	(66,424)
SAH	USD	1,391,070	JPY	151,065,500	November 2016	(80,041)
SAH	USD	365,500	JPY	42,690,000	January 2017	(51,241)
SAH	USD	1,800,540	JPY	207,930,000	February 2017	(231,138)
UBS	USD	69,575	EUR	60,990	July 2016	1,838
UBS	USD	1,597,617	EUR	1,406,000	August 2016	34,415
					Net Depreciation	$(9,060,918)
At June 30, 2016, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Depreciation
Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$ (58,575)
Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(972,378)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(414,867)
Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	(446,484)
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	(607,356)
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	(360,012)
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	(85,622)
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	(72,712)
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	(92,823)
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(175,591)
Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	(173,738)
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(1,464,997)
				Net Depreciation	$(4,925,155)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of June 30, 2016.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 62,917,127	19.89%
South Korea	52,410,439	16.57
United States	50,269,202	15.89
Brazil	42,884,494	13.56
Indonesia	24,496,350	7.75
Ukraine	17,655,695	5.58
Philippines	16,840,451	5.32
Malaysia	16,765,368	5.30
Portugal	9,977,870	3.16
Columbia	7,499,440	2.37
Poland	5,429,242	1.72
Serbia	5,379,942	1.70
Peru	3,067,389	0.97
Lithuania	684,400	0.22
Total	$316,277,409	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Templeton Global Bond Fund
ASSETS:
Investments in securities, fair value(a)	$316,277,409
Cash	54,977,243
Cash denominated in foreign currencies, fair value(b)	188,056
Subscriptions receivable	127,901
Receivable for investments sold	696,830
Variation margin on centrally cleared interest rate swaps	3,348,517
Unrealized appreciation on forward foreign currency contracts	2,894,647
Dividends and interest receivable	3,449,073
Total Assets	381,959,676
LIABILITIES:
Payable to investment adviser	283,085
Payable for administrative services fees	18,548
Redemptions payable	728,657
Payable for investments purchased	221,070
Unrealized depreciation on forward foreign currency contracts	11,955,565
Total Liabilities	13,206,925
NET ASSETS	$368,752,751
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,270,352
Paid-in capital in excess of par	392,824,497
Net unrealized depreciation	(20,577,406)
Overdistributed net investment income	(9,924,145)
Accumulated net realized gain	2,159,453
NET ASSETS	$368,752,751
NET ASSETS BY CLASS
Initial Class	$65,626,635
Institutional Class	$303,126,116
CAPITAL STOCK:
Authorized
Initial Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	8,190,829
Institutional Class	34,512,690
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.01
Institutional Class	$8.78
(a) Cost of investments	$322,872,675
(b) Cost of cash denominated in foreign currencies	$184,122
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Templeton Global Bond Fund
INVESTMENT INCOME:
Interest	$7,076,330
Income from securities lending	742
Foreign withholding tax	(145,911)
Total Income	6,931,161
EXPENSES:
Management fees	1,708,466
Administrative services fees – Initial Class	113,159
Total Expenses	1,821,625
NET INVESTMENT INCOME	5,109,536
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(9,952,020)
Net realized loss on forward foreign currency contracts	(5,879,786)
Net Realized Loss	(15,831,806)
Net change in unrealized appreciation on investments and foreign currency translations	24,452,809
Net change in unrealized depreciation on interest rate swaps	(4,150,171)
Net change in unrealized depreciation on forward foreign currency contracts	(12,582,095)
Net Change in Unrealized Appreciation	7,720,543
Net Realized and Unrealized Loss	(8,111,263)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,001,727)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Templeton Global Bond Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$5,109,536	$10,932,758
Net realized gain (loss)	(15,831,806)	8,836,652
Net change in unrealized appreciation (depreciation)	7,720,543	(34,563,656)
Net Decrease in Net Assets Resulting from Operations	(3,001,727)	(14,794,246)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	-	(1,985,496)
Institutional Class	-	(7,667,783)
From return of capital	0	(9,653,279)
From net investment income
Initial Class	(870,223)	(1,152,763)
Institutional Class	(4,027,581)	(2,753,637)
From net investment income	(4,897,804)	(3,906,400)
From net realized gains
Initial Class	-	(956,318)
Institutional Class	-	(3,702,341)
From net realized gains	0	(4,658,659)
Total Distributions	(4,897,804)	(18,218,338)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	11,050,473	51,196,400
Institutional Class	44,633,803	392,854,952
Shares issued in reinvestment of distributions
Initial Class	870,223	4,094,577
Institutional Class	4,027,581	14,123,761
Shares redeemed
Initial Class	(15,705,204)	(365,108,169)
Institutional Class	(39,718,683)	(76,889,802)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,158,193	20,271,719
Total Decrease in Net Assets	(2,741,338)	(12,740,865)
NET ASSETS:
Beginning of Period	371,494,089	384,234,954
End of Period(a)	$368,752,751	$371,494,089
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,372,969	5,733,133
Institutional Class	5,081,347	40,234,691
Shares issued in reinvestment of distributions
Initial Class	111,140	481,357
Institutional Class	468,868	1,524,716
Shares redeemed
Initial Class	(1,954,441)	(40,083,956)
Institutional Class	(4,486,048)	(8,310,884)
Net Increase (Decrease)	593,835	(420,943)
(a)Including overdistributed net investment income:	$(9,924,145)	$(10,135,877)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$ 8.21	0.10 (b)	(0.19)	(0.09)	-	(0.11)	-	(0.11)	$8.01	(0.98%) (c)
12/31/2015	$ 9.03	0.14 (b)	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
12/31/2014	$ 9.58	0.18 (b)	(0.17)	0.01	-	(0.44)	(0.12)	(0.56)	$9.03	0.15%
12/31/2013	$ 9.75	0.14 (b)	(0.09)	0.05	-	(0.15)	(0.07)	(0.22)	$9.58	0.55%
12/31/2012	$ 9.04	0.23 (b)	1.08	1.31	-	(0.51)	(0.09)	(0.60)	$9.75	14.76%
12/31/2011	$ 9.74	0.47	(0.62)	(0.15)	-	(0.52)	(0.03)	(0.55)	$9.04	(1.63%)
Institutional Class
06/30/2016	$ 8.98	0.13 (b)	(0.21)	(0.08)	-	(0.12)	-	(0.12)	$8.78	(0.78%) (c)
12/31/2015 (d)	$10.00	0.27 (b)	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 65,627	1.30% (f)	1.30% (f)	N/A	2.55% (f)	27% (c)
12/31/2015	$ 71,085	1.30%	1.30%	N/A	1.55%	49%
12/31/2014	$384,235	1.30%	1.30%	N/A	1.89%	28%
12/31/2013	$349,313	1.30%	1.30%	1.45%	1.45%	34%
12/31/2012	$279,326	1.30%	1.30%	2.44%	2.44%	32%
12/31/2011	$219,002	1.30%	1.30%	2.69%	2.69%	36%
Institutional Class
06/30/2016	$303,126	0.95% (f)	0.95% (f)	N/A	2.91% (f)	27% (c)
12/31/2015 (d)	$300,409	0.95% (f)	0.95% (f)	N/A	4.26% (f)	49%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2016

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2016

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$322,872,675
Gross unrealized appreciation on investments	11,802,291
Gross unrealized depreciation on investments	(18,397,557)
Net unrealized depreciation on investments	$(6,595,266)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $340,898,235 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

Semi-Annual Report - June 30, 2016

For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as income.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $72,290,000 in interest rate swaps for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Net unrealized depreciation	$ (4,925,155)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$2,894,647	Unrealized depreciation on forward foreign currency contracts	$11,955,565
(a)Includes cumulative appreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)			Net change in unrealized depreciation on interest rate swaps	$ (4,150,171)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(5,879,786)	Net change in unrealized depreciation on forward foreign currency contracts	$(12,582,095)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2016

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$ 2,894,647	$(2,816,994)	$—	$—	$ 77,653
Derivative Liabilities (forward contracts)	$11,955,565	$(2,816,994)	$—	$—	$9,138,571
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $65,010,854 and $62,343,750, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2016.

Semi-Annual Report - June 30, 2016

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Templeton Global Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the second, first, second and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark for the one- and three-year periods ended December 31, 2015, it outperformed its benchmark for the five- and ten-year periods ended December 31, 2015. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was the highest management fee in comparison to the contractual management fees of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was higher than the average and median contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group and peer universe. The Board considered that the size of the Fund may contribute to the high expenses as the Fund is not benefiting from economies of scale. The Board further considered that GWCM is undertaking an expense analysis for the Fund.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016